SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Tax indemnification (Details) $ in Millions	12 Months Ended
Jan. 31, 2023 USD ($)
Accounting Policies [Abstract]
Unrecognized tax benefit, uncertain tax position	$ 4.7